INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

A series of Advisers Investment Trust

Supplement dated July 8, 2014

to the Prospectus dated January 28, 2014

Effective immediately, the section under the heading “Redemption Fee” on page 12 is deleted in the entirety and replaced with the following:

The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described below. The redemption fee assessed on your redemption will be the fee in effect at the time you purchased the shares being redeemed and, therefore, may differ from the amount stated in the prospectus at the time of redemption. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, facilitate portfolio management, eliminate or reduce, so far as practicable, any dilution of the value of the outstanding shares issued by the Fund and compensate the Fund for costs related to portfolio security transactions and other fund expenses incurred as a result of shareholder purchases and redemptions. The redemption fee may be waived in whole or in part for redemptions in kind. This fee does not apply to shares acquired by the reinvestment of dividends or capital gain distributions.

Additionally, the last paragraph under the section titled “Additional Information About Redemptions” on page 14 is deleted in the entirety and replaced with the following:

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. The Fund currently intends to pay redemptions of less than $50 million in cash.

This Supplement and the prospectus and Statement of Additional Information dated January 28, 2014 provide the information a prospective investor ought to know before investing and should be retained for future reference.

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

A series of Advisers Investment Trust

Supplement dated July 8, 2014

to the Statement of Additional Information dated January 28, 2014

Effective immediately, the section under the heading “Redemption Fee” on page 8 is deleted in the entirety and replaced with the following:

The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described below. The redemption fee assessed on your redemption will be the fee in effect at the time you purchased the shares being redeemed and, therefore, may differ from the amount stated in the prospectus at the time of redemption. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, facilitate portfolio management, eliminate or reduce, so far as practicable, any dilution of the value of the outstanding shares issued by the Fund and compensate the Fund for costs related to portfolio security transactions and other fund expenses incurred as a result of shareholder purchases and redemptions. The redemption fee may be waived in whole or in part for redemptions in kind. This fee does not apply to shares acquired by the reinvestment of dividends or capital gain distributions.

Additionally, the third paragraph under the section titled “Additional Information About Redemptions” on page 9 is deleted in the entirety and replaced with the following:

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. The Fund currently intends to pay redemptions of less than $50 million in cash.

Effective June 10, 2014, the Board of Trustees of the Trust appointed a new Assistant Secretary to the Trust, replacing the former Assistant Secretary.

Effective July 1, 2014, the Board of Trustees of the Trust appointed a Risk Officer to the Fund.

With these officer appointments, the following changes are being made to the Statement of Additional Information:

On page 11, the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Dina A. Tantra Year of Birth: 1969	Trustee and President	Indefinite/ September 2012 to present	Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc., 2008 to present; Secretary and General Counsel, BHIL Distributors, Inc., 2008 to present	9	None

Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/ May 2013 to present	Executive Vice President, The Northern Trust Company, 2008 to present	9	None

Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/ July 2014 to present	Director, Carne Global Financial Services, Inc., 2013 to present; Adviser, Wanzenburg Partners LLC, 2012 to 2013; Chief Operating Officer and Chief Financial Officer, Aurora Investment Management, 2010 to 2012	N/A	N/A

Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc. 2008 to present; Chief Compliance Officer, Asset Management Fund, November 2009 to present; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Chief Compliance Officer, Penn Series Funds, Inc., 2012 to present	N/A	N/A

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc. 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc. from 2002 to 2009	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Director, Beacon Hill Fund Services, Inc., 2008 to present	N/A	N/A

Dana Gentile Year of Birth: 1962	Secretary	Indefinite/ December 2013 to present	Director, Beacon Hill Fund Services, Inc. 2013 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 1987 to 2013	N/A	N/A

Lori K. Cramer Year of Birth: 1967	Assistant Secretary	Indefinite/ July 2014 to present	Director, Beacon Hill Fund Services, Inc., 2014 to present; Paralegal, Nationwide Financial Services, Inc., 2002 to 2014	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	Vice President	Indefinite/ December 2012 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present	N/A	N/A

[1]	The mailing address of each Trustee is 4041North High Street, Suite 402, and Columbus, OH 43214.
[2]	The Trust is comprised of the various series of Advisers Investment Trust.

On page 13, in the first paragraph under the section titled “Board Oversight of Risk” is deleted in its entirety and replaced with the following:

The Fund is subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. The Fund has adopted a formal risk management program and the Board has designated a Risk Officer to provide on-going monitoring and supervision of the Fund’s risk management activities with regular reporting to the Board regarding the Fund’s risk management program. The Risk Officer serves as the chair of the Fund’s Risk Committee and the Risk Committee has responsibility for the Fund’s risk management program, specifically with respect to the effectiveness of governance and risk compliance. The Risk Committee, which, in addition to the Risk Officer, is comprised of representatives of the Adviser along with the President, Treasurer and Chief Compliance Officer of the Trust, will review risk reports from various sources, including the Trust, Adviser, Administrator and other sources. The Risk Committee will address any risk related issues and will escalate such issues through the Risk Officer to the Board, if deemed necessary. The Risk Officer, Risk Committee, Audit Committee and the Board oversee efforts by management and service providers to manage the risk to which the Fund may be exposed. For example, in addition to meeting with the Risk Officer, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board also meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Fund. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

On Page 18, the table listing the dollar range of shares beneficially owned by the Fund’s portfolio managers, principal officers of the Trust and all other employees of the Adviser as of December 31, 2013 is deleted in its entirety and replaced with the following:

Dollar Range of Shares in IFP US Equity Fund
Individual	Title	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Hassan Elmasry	Portfolio Manager							X
Michael Allison	Portfolio Manager	X
Paras Dodhia	Portfolio Manager	X
Jayson Vowles	Portfolio Manager	X
Dina A. Tantra	President	X
Scott Craven Jones	Risk Officer	X
Rodney Ruehle	Chief Compliance Officer	X
Troy Sheets	Treasurer	X
Trent Statczar	Assistant Treasurer	X
Dana Gentile	Secretary	X
Lori Cramer	Assistant Secretary	X
Barb Nelligan	Vice President	X
All other Adviser employees (collectively)	N/A							X

This Supplement and the prospectus and Statement of Additional Information dated January 28, 2014 provide the information a prospective investor ought to know before investing and should be retained for future reference.